Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Operating activities
Net loss	$ (36,350,790)	$ (19,588,762)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation of equipment and intangible assets	157,760	985,895
Amortization of right-of-use assets	185,053	421,984
Change in unrealized gains/losses on warrant liabilities	73,885	0
Common shares issued for services	1,351,808	185,129
Financial guarantee liability	182,200	0
Foreign exchange loss (gain)	(39,050)	(11,085)
Interest accretion	12,671	294,000
Gain (loss) on sale/abandonment of assets, net	(804,429)	1,303,278
Loss on impairment of equipment	0	3,901
Loss on impairment of intangible assets	12,116,908	6,625,246
Share-based payments	826,632	1,597,655
Unidentifiable assets acquired	16,666,666	0
Changes in working capital accounts:
Amounts receivable	(349,896)	(92,879)
Prepaids and other current assets	(269,998)	10,415
Deposit	0	(177,300)
Accounts payable and accrued liabilities	(993,932)	1,050,328
Due to related parties	69,631	(329,446)
Deferred revenue	0	(159,000)
Net cash used in operating activities	(7,164,881)	(7,880,641)
Investing activities
Acquisition obligation	0	(432,923)
Cash acquired through acquisitions	25,065	0
Loans receivable, net	0	(165,428)
Purchase of property and equipment	(10,153)	(542,742)
Purchase of intangible assets	(86,462)	0
Net cash used in investing activities	(71,550)	(1,141,093)
Financing activities
Lease payments	(499,929)	(559,580)
Payment for debt modification	0	(250,000)
Proceeds from (repayment of) convertible debenture	600,000	(3,250,000)
Proceeds from exercise of warrants	189,600	0
Proceeds from issuance of common shares and warrants, net	1,289,343	16,310,000
Proceeds from issuance of special warrants, net	2,510,630	0
Repayment of promissory note	0	(24,000)
Net cash provided by financing activities	4,089,644	12,226,420
Effects of exchange rate changes on cash	19,805	2,218
Net change in cash	(3,126,982)	3,206,904
Cash - beginning of period	3,281,704	74,800
Cash - end of period	$ 154,722	$ 3,281,704